Common Stock - Potentially dilutive securities (Details) - shares	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2022
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total outstanding potentially dilutive securities	3,240,397	1,617,912	3,047,807	1,596,761	1,901,382	1,438,552
Stock options to purchase common stock
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total outstanding potentially dilutive securities	156,465		156,465
Convertible securities to acquire common stock
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total outstanding potentially dilutive securities	3,053,407	1,617,912	2,860,817	1,596,761
Warrant
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total outstanding potentially dilutive securities	30,525		30,525